Document and Entity Information	Mar. 23, 2021
Cover [Abstract]
Entity Registrant Name	MARVELL TECHNOLOGY GROUP LTD
Amendment Flag	false
Entity Central Index Key	0001058057
Document Type	8-K
Document Period End Date	Mar. 23, 2021
Entity Incorporation State Country Code	D0
Entity File Number	0-30877
Entity Tax Identification Number	77-0481679
Entity Address, Address Line One	Victoria Place
Entity Address, Address Line Two	5th Floor
Entity Address, Address Line Three	31 Victoria Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 10
Entity Address, Country	BM
City Area Code	(441)
Local Phone Number	294-8000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares
Trading Symbol	MRVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false